Schedule of financial conglomerate (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital Management
Regulatory Capital	$ 485,498	$ 118,612
Tier I	467,225	101,229
Common Equity	467,225	101,229
Tier II	18,273	17,383
Risk Weighted Assets (RWA)	2,144,499	388,346
Credit Risk (RWA CPAD)	1,891,177	372,841
Market Risk (RWA MPAD)	14,825	63
Operational Risk (RWA OPAD)	238,497	15,442
Capital Required	225,172	40,776
Margin	$ 260,325	$ 77,836
Basel ratio	22.60%	30.50%
RBAN - Capital Required	$ 896	$ 2,334
Margin considering RBAN	$ 259,429	$ 75,502